Establishment of a financial hoding company and plan of stock transfer_Description of establishment of a financial hoding company and plan of stock transfer (Details)	12 Months Ended
Dec. 31, 2018
Schedule of investments [Abstract]
Description of subsidiaries of holding company	After the end of the reporting period, the financial holding company was established on January 11, 2019. In accordance with the establishment of financial holding company, six companies including the Bank, Woori FIS Co., Ltd., Woori Finance Research Institute Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Service Co., Ltd. and Woori Private Equity Asset Management Co., Ltd. became fully owned subsidiaries of the said financial holding company. In connection with the Stock Transfer, the Bank's common stock was suspended from trading from January 9, 2019 and was de-listed from the Korea Stock Exchange on February 13, 2019. Following the Stock Transfer, the financial holding company's common stock was newly listed on the Korea Stock Exchange on February 13, 2019, and its ADSs (American Depositary Shares) succeeded to the listing of the Bank's ADSs on the New York Stock Exchange and commenced "when issued' trading on January 11, 2019. The financial holding company's ADSs commenced "regular way" trading on February 13, 2019, after the issuance of its common stock on the same day.
Description of listing on stock exchange market due to establishment of holding company	After the financial holding company is established, the shares of the Bank will be delisted from the Korea Stock Exchange and New York Stock Exchange on January 11, 2019, and the shares of the newly established financial holding company were listed on February 13, 2019, both Korea Stock Exchange and New York Stock Exchange.